Income taxes - Schedule of movement of deferred tax valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Balance at beginning of the year	¥ 1,111,583,535	¥ 1,064,015,562	¥ 1,092,224,566
Increase	28,617,596	82,998,721	53,777,072
Decrease	(328,452,001)	(35,430,748)	(81,986,076)
Balance at end of the year	¥ 811,749,130	¥ 1,111,583,535	¥ 1,064,015,562